Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Marketable Securities [Abstract]
Schedule of Available-for-sale Marketable Securities
Available-for-sale
marketable securities were as follows (in thousands):

	March 31, 2022
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$50,904	$—	$—	$50,904
Corporate debt	14,814	1	(18)	14,797
U.S. government agency	15,081	—	(20)	15,061
Asset-backed securities	3,013	—	(6)	3,007

Total	$83,812	$1	$(44)	$83,769

	December 31, 2021 (1)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$43,969	$—	$—	$43,969
Corporate debt	17,084	—	(12)	17,072
U.S. government agency	5,056	—	(3)	5,053
Asset-backed securities	7,695	—	(5)	7,690

Total	$73,804	$—	$(20)	$73,784

(1)	These items have been reclassified to conform to current period presentation.

Available-for-sale
marketable securities, which consisted entirely of corporate bonds, were as follows (in thousands):

December 31, 2021
Amortized costs	$73,804
Gross unrealized gains	—
Gross unrealized loss	(20)

Fair value	$73,784